Inventories (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Inventories [Abstract]
Inventory related to differed revenues	$ 5,578
Inventory write - offs	$ 4,223	$ 2,554